Basis of preparation of consolidated financial statements and material accounting policy information - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2025
Fixtures and furniture | Bottom
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Fixtures and furniture | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Office and lab equipment | Bottom
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Office and lab equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Motor vehicles | Bottom
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Motor vehicles | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Manufacturing equipment | Bottom
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Manufacturing equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years